STATEMENTS OF OPERATIONS [Parenthetical] - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Gain Loss On Disposition Of Investments	$ 18,806,644	$ 15,520,223
Series Twenty [Member]
Gain Loss On Disposition Of Investments	138,000	0
Series Twenty One [Member]
Gain Loss On Disposition Of Investments	0	326,273
Series Twenty Two [Member]
Gain Loss On Disposition Of Investments	0	248,148
Series Twenty Three [Member]
Gain Loss On Disposition Of Investments	488,550	247,429
Series Twenty Four [Member]
Gain Loss On Disposition Of Investments	0	16,675
Series Twenty Five [Member]
Gain Loss On Disposition Of Investments	0	0
Series Twenty Six [Member]
Gain Loss On Disposition Of Investments	18,500	59,000
Series Twenty Seven [Member]
Gain Loss On Disposition Of Investments	3,016,000	0
Series Twenty Eight [Member]
Gain Loss On Disposition Of Investments	5,000	1,405,521
Series Twenty Nine [Member]
Gain Loss On Disposition Of Investments	0	199,000
Series Thirty [Member]
Gain Loss On Disposition Of Investments	0	273,454
Series Thirty One [Member]
Gain Loss On Disposition Of Investments	877,411	1,328,188
Series Thirty Two [Member]
Gain Loss On Disposition Of Investments	569,552	825,886
Series Thirty Three [Member]
Gain Loss On Disposition Of Investments	0	1,097,000
Series Thirty Four [Member]
Gain Loss On Disposition Of Investments	630,691	328,000
Series Thirty Five [Member]
Gain Loss On Disposition Of Investments	2,720,765	1,504,603
Series Thirty Six [Member]
Gain Loss On Disposition Of Investments	2,515,373	571,611
Series Thirty Seven [Member]
Gain Loss On Disposition Of Investments	2,349,732	0
Series Thirty Eight [Member]
Gain Loss On Disposition Of Investments	3,273,698	32,421
Series Thirty Nine [Member]
Gain Loss On Disposition Of Investments	1,645,989	102,774
Series Forty [Member]
Gain Loss On Disposition Of Investments	93,700	790,011
Series Forty One [Member]
Gain Loss On Disposition Of Investments	70,500	457,440
Series Forty Two [Member]
Gain Loss On Disposition Of Investments	0	3,214,695
Series Forty Three [Member]
Gain Loss On Disposition Of Investments	0	2,492,094
Series Forty Six [Member]
Gain Loss On Disposition Of Investments	$ 393,183	$ 0